CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (60,054,620)	$ 8,281,017	$ 9,073,954
Net income from discontinued operation	1,493,945	233,153
Net (loss) from continuing operation	(61,548,565)	8,047,864	9,073,954
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment	411,020	268,233	100,474
Amortization of intangible assets	3,451,000	740,641	821,203
Impairment of goodwill	3,806,593
Impairment of intangible assets	14,632,931
Provision for doubtful accounts	29,048,252	972,671	921,904
Deferred income taxes	255,673	63,107	(48,710)
Changes in operating assets and liabilities:
Accounts receivable	42,080	(3,151,363)	(2,772,546)
Accounts receivables related party	1,906,101	(1,906,101)
Other receivables	2,058,397	(1,159,776)	(642,904)
Other receivables - related party			12,008
Inventories	41,460	34,495	145,890
Prepayments	5,682,689	58,441	1,044,280
Operating lease assets	(15,185)
Prepaid expense			(13,580)
Accounts payable	746,840	(82,419)	(1,102,260)
Other payables and accrued liabilities	(2,584,323)	(1,882,550)	3,215,946
Customer deposits	901,749		(76,098)
Taxes payable	(5,472,210)	3,049,172	1,629,685
Net cash (used in) generated from operating activities - continued operation	(22,284,750)	5,052,415	12,309,246
Net cash (used in) generated from operating activities - discontinued operation	2,477,398	(8,692)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposits for business acquisitions			(12,470,811)
Purchases of property and equipment	(142,914)	(2,207,894)	(2,218,838)
Proceeds from disposal of equipment	52,799	11,285
Prepayments for intangible assets		240,157	(1,018,127)
Purchase of intangible assets	(16,385,451)	(9,657,844)	(3,404,004)
Proceeds from disposal of intangible assets	12,985,106	852,406
Disposal of a subsidiary	(866,075)
Acquisition of subsidiaries, net of cash received	(141,820)
Payments on long-term investments
Net cash from investing activities	(4,498,355)	(10,761,890)	(19,111,780)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of issuance costs			7,417,077
Proceeds from issuance of new shares	12,830,780	2,698,046	524,944
Proceeds from issue of convertible bonds		739,189
Repayment of convertible bonds	(739,189)
Proceeds (Repayment) from other payables - related party	160,666		(40,634)
Repayments of related party loan	(14,117)
Repayments of short-term loans - banks	(4,663,292)	(4,349,339)	(3,118,473)
Short-term loans - banks		3,477,422	5,888,837
Repayments of long-term loans - third party		(72,208)	(75,170)
Net cash generated from financing activities	7,574,848	2,493,110	10,596,581
EFFECT OF EXCHANGE RATES ON CASH	1,113,717	3,547,033	(144,969)
NET CHANGES IN CASH AND CASH EQUIVALENTS	(15,617,142)	321,976	3,649,078
CASH AND CASH EQUIVALENTS, beginning of year	15,752,704	15,478,587	11,829,509
CASH AND CASH EQUIVALENTS, end of year	135,562	15,800,563	15,478,587
Less: cash and cash equivalents from the discontinued operations, end of year		47,859
CASH AND CASH EQUIVALENTS, FROM THE CONTINUING OPERATIONS, end of year	135,562	15,752,704	15,478,587
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	135,562	15,752,704	10,478,587
Restricted cash			5,000,000
CASH AND CASH EQUIVALENTS, end of year	135,562	15,752,704	15,478,587
Provision for doubtful trade receivables	5,747,069	909,223	842,179
Provision for doubtful other receivables	13,471,554	12,691	13,680
Provision for doubtful prepayments	9,803,067	50,757	66,045
Allowance for inventory	26,561
Provision for doubtful accounts	29,048,251	972,671	921,904
Cash paid for income tax	1,529,850	779,459	119,243
Cash paid for interest	398,963	439,607	171,938
SUPPLEMENTAL NON-CASH INVESTING INFORMATION:
Additional of operating lease, right-of-use asset	155,223	231,988	679,850
SUPPLEMENTAL NON-CASH FINANCING INFORMATION:
Operating lease liabilities	$ 97,054	$ 242,046	$ 685,511